Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common stock	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated other comprehensive income	Treasury stock, at cost	Sony Group Corporation's stockholders' equity	Sony Group Corporation's stockholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling interests	Noncontrolling interests Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance at Mar. 31, 2018	¥ 3,647,157		¥ 865,678	¥ 1,282,577	¥ 1,440,387		¥ (616,746)	¥ (4,530)	¥ 2,967,366		¥ 679,791
Cumulative effect of newly adopted ASUs	(2,118)				7,976		(15,526)		(7,550)		5,432
Issuance of new shares	862		431	431					862
Exercise of stock acquisition rights	16,348		8,174	8,174					16,348
Conversion of convertible bonds	16		8	8					16
Stock-based compensation	1,159			1,159					1,159
Comprehensive income:
Net income	966,550				916,271				916,271		50,279
Other comprehensive income, net of tax -
Unrealized gains on securities	33,285						24,370		24,370		8,915
Unrealized gains on derivative instruments	1,223						1,223		1,223
Pension liability adjustment	(13,960)						(14,013)		(14,013)		53
Foreign currency translation adjustments	8,444						10,022		10,022		(1,578)
Total comprehensive income	995,542								937,873		57,669
Stock issue costs, net of tax	(147)			(147)					(147)
Dividends declared	(73,009)				(44,048)				(44,048)		(28,961)
Purchase of treasury stock	(100,177)							(100,177)	(100,177)
Reissuance of treasury stock	4			1				3	4
Transactions with noncontrolling interests shareholders and other	(48,947)			(25,329)					(25,329)		(23,618)
Ending Balance at Mar. 31, 2019	4,436,690	¥ (7,472)	874,291	1,266,874	2,320,586	¥ (7,472)	(610,670)	(104,704)	3,746,377	¥ (7,472)	690,313
Issuance of new shares	1,058		529	529					1,058
Exercise of stock acquisition rights	10,359		5,179	5,180					10,359
Conversion of convertible bonds	430		215	215					430
Stock-based compensation	1,980			1,980					1,980
Comprehensive income:
Net income	622,260				582,191				582,191		40,069
Other comprehensive income, net of tax -
Unrealized gains on securities	40,390						26,156		26,156		14,234
Unrealized gains on derivative instruments	1,267						1,267		1,267
Pension liability adjustment	74,971						74,937		74,937		34
Foreign currency translation adjustments	(75,888)						(74,643)		(74,643)		(1,245)
Debt valuation adjustments	3,032						1,973		1,973		1,059
Total comprehensive income	666,032								611,881		54,151
Stock issue costs, net of tax	(80)			(80)					(80)
Dividends declared	(80,996)				(55,111)				(55,111)		(25,885)
Purchase of treasury stock	(200,211)							(200,211)	(200,211)
Reissuance of treasury stock	2			0				2	2
Cancellation of treasury stock				(1,072)	(71,338)			72,410
Transactions with noncontrolling interests shareholders and other	(38,257)			16,093					16,093		(54,350)
Ending Balance at Mar. 31, 2020	4,789,535	¥ (5,055)	880,214	1,289,719	2,768,856	¥ (3,669)	(580,980)	(232,503)	4,125,306	¥ (3,669)	664,229	¥ (1,386)
Exercise of stock acquisition rights	16,985			(354)	(735)			18,074	16,985
Conversion of convertible bonds	78,342				(11,060)			89,402	78,342
Stock-based compensation	1,577			1,577					1,577
Comprehensive income:
Net income	1,191,375				1,171,776				1,171,776		19,599
Other comprehensive income, net of tax -
Unrealized gains on securities	(102,492)						(90,521)		(90,521)		(11,971)
Unrealized gains on derivative instruments	1,513						1,513		1,513
Pension liability adjustment	12,965						12,962		12,962		3
Foreign currency translation adjustments	106,826						105,643		105,643		1,183
Debt valuation adjustments	(3,120)						(2,537)		(2,537)		(583)
Total comprehensive income	1,207,067								1,198,836		8,231
Dividends declared	(81,012)				(68,016)				(68,016)		(12,996)
Purchase of treasury stock	(366)							(366)	(366)
Reissuance of treasury stock	1,519			354				1,165	1,519
Transactions with noncontrolling interests shareholders and other	(387,116)			195,425			29,900		225,325		(612,441)
Ending Balance at Mar. 31, 2021	¥ 5,621,476		¥ 880,214	¥ 1,486,721	¥ 3,857,152		¥ (524,020)	¥ (124,228)	¥ 5,575,839		¥ 45,637